Note 14 - Stock Options and Nonvested Shares (Detail) (USD $)	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			28 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2010 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Jul. 31, 2007 Nonvested Ordinary Shares [Member] 2007 Equity Incentive Plan [Member]	Dec. 31, 2010 Nonvested Ordinary Shares [Member] 2007 Equity Incentive Plan [Member]	Jun. 30, 2010 Nonvested Ordinary Shares Due to Not Achieving Operating Performance Targets For 2008 and 2009 [Member] 2007 Equity Incentive Plan [Member]	Dec. 31, 2009 Nonvested Ordinary Shares Due to Not Achieving Operating Performance Targets For 2008 and 2009 [Member] 2007 Equity Incentive Plan [Member]	Nov. 30, 2010 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2012 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2011 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2010 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Jun. 30, 2009 2004 Stock Incentive Plan [Member]	Dec. 31, 2012 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 2004 Stock Incentive Plan [Member]	Dec. 31, 2010 2004 Stock Incentive Plan [Member]	Dec. 31, 2006 2004 Stock Incentive Plan [Member]	Jan. 31, 2004 2004 Stock Incentive Plan [Member]
Allocated Share-based Compensation Expense	$ 802,725	$ 1,538,802	$ 4,519,671		$ 207,678	$ 945,868	$ 1,765,437		$ 2,655,135	$ 0			$ 595,049	$ 592,934	$ 99,099
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																	27,688,488				5,688,488
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)																3,000,000	3,000,000	3,000,000	3,000,000	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		285,000	3,562,000															285,000	3,562,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years		3 years				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																		$ 0.70	$ 0.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value																	1,360	5,740	115,985
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	663,519	1,705,153	396,090
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																	11,650,840
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options																	65,917
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					1 year								1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)								10,558,493				1,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)			1,443,008						8,658,048
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)	1,900,445	1,900,445	1,900,445	3,343,453							1,900,445
Nonvested Shares Granted, Percentage of Total Equity Interest												15.00%
Nonvested Shares Granted, Percentage of Earnings												15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)												$ 1,188
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized													$ 494,113